Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Disclosure [Line Items]
Expected Useful Lives of Depreciable Property [Table Text Block]
Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 - 40 years
Furniture, fixtures and equipment	3 - 7 years
Land improvements	10 or 15 years
Tenant improvements	Life of lease

Schedule of Product Warranty Liability [Table Text Block]
The Company's warranty reserves are as follows:

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Balance at beginning of period	$704	$960	$871
Accruals for warranties issued	899	63	109
Payments made	(313)	(319)	(20)
Balance at end of period	$1,290	$704	$960

Fair Value, Measurement Inputs, Disclosure [Table Text Block]
The following table presents the Company’s real estate assets and derivative financial instruments reported at fair market value and the related level in the fair value hierarchy as defined by ASC 820 used to measure those assets, liabilities and disclosures:

	Fair value measurements as of
($ in thousands)	December 31, 2012
Assets (Liabilities)	Total	Level 1	Level 2	Level 3
Real estate assets, including assets held for sale	$43,291	$—	$—	$43,291
Investment in partially-owned entities	$2,460	$—	$—	$2,460
Derivative financial instruments	$(25,862)	$—	$(25,862)	$—